CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Common Stock Angel Studios Inc. Cik0001671941 Class A common stock	Common Stock Angel Studios Inc. Cik0001671941 Class B common stock	Common Stock Angel Studios Inc. Cik0001671941 Class C	Common Stock Angel Studios Inc. Cik0001671941 Class F	Additional Paid-In Capital Angel Studios Inc. Cik0001671941	Accumulated Deficit Angel Studios Inc. Cik0001671941	Noncontrolling Interests Angel Studios Inc. Cik0001671941	Angel Studios Inc. Cik0001671941 Class C	Angel Studios Inc. Cik0001671941	Class A common stock	Class B common stock	Total
Balance as of beginning at Dec. 31, 2021	$ 20,842	$ 3,349	$ 508		$ 39,538,876	$ (5,187,312)			$ 34,376,263
Balance as of beginning (in units) at Dec. 31, 2021	20,842,227	3,349,017	508,420
Stock options exercised	$ 77				258,778				$ 258,855
Stock options exercised (in units)	77,012								77,011
Transfer of common stock	$ (9,912)			$ 9,912
Transfer of common stock (in units)	(9,912,072)			9,912,072
Repurchase of common stock	$ (48)		$ (456)		(85,684)	(341,029)			$ (427,217)
Repurchase of common stock (in units)	(48,002)		(456,364)
Stock-based compensation expense					1,503,969				1,503,969
Net loss						(13,710,708)			(13,710,708)
Balance as of ending at Dec. 31, 2022	$ 10,959	$ 3,349	$ 52	$ 9,912	41,215,939	(19,239,049)			22,001,162
Balance as of ending (in units) at Dec. 31, 2022	10,959,165	3,349,017	52,056	9,912,072
Stock options exercised				$ 198	235,528				$ 235,726
Stock options exercised (in units)				197,656					197,656
Issuance of common stock, net of fees			$ 529		7,499,472				$ 7,500,001
Issuance of Class B common stock to Sponsor (in shares)			528,914					528,914
Transfer of common stock	$ (20)	$ (3)	$ 318	$ (295)
Transfer of common stock (in units)	(20,000)	(2,630)	317,346	(294,716)
Repurchase of common stock				$ (8)	(107,065)				(107,073)
Repurchase of common stock (in units)				(7,551)
Stock-based compensation expense					1,031,656				1,031,656
Cumulative translation adjustment						2,064			2,064
Net loss						9,163,794	$ (151,670)		9,012,124			$ 2,729,602
Balance as of ending at Dec. 31, 2023	$ 10,939	$ 3,346	$ 899	$ 9,807	49,875,530	(10,073,191)	(151,670)		$ 39,675,660
Balance as of ending (in units) at Dec. 31, 2023	10,939,165	3,346,358	898,316	9,807,461					24,991,329	8,350,065	1,550,000
Stock options exercised				$ 19	71,676				$ 71,695
Stock options exercised (in units)				18,606
Transfer of common stock			$ 186	$ (186)
Transfer of common stock (in units)			186,168	(186,168)
Repurchase of common stock				$ (4)	(51,328)				(51,332)
Repurchase of common stock (in units)				(3,620)
Stock-based compensation expense					1,012,365				1,012,365
Cumulative translation adjustment						(1,825)			(1,825)
Net loss						(14,844,084)	(20,199)		(14,864,283)			261,607
Balance as of ending at Mar. 31, 2024	$ 10,939	$ 3,346	$ 1,085	$ 9,636	50,908,243	(24,919,100)	(171,869)		25,842,280
Balance as of ending (in units) at Mar. 31, 2024	10,939,165	3,346,358	1,084,484	9,636,279
Balance as of beginning at Dec. 31, 2023	$ 10,939	$ 3,346	$ 899	$ 9,807	49,875,530	(10,073,191)	(151,670)		$ 39,675,660
Balance as of beginning (in units) at Dec. 31, 2023	10,939,165	3,346,358	898,316	9,807,461					24,991,329	8,350,065	1,550,000
Stock options exercised				$ 198	619,039				$ 619,237
Stock options exercised (in units)				197,966					197,966
Issuance of common stock, net of fees			$ 1,831		42,042,560				$ 42,044,391
Issuance of Class B common stock to Sponsor (in shares)		(29)	1,831,008
Transfer of common stock	$ 332	$ (341)	$ 231	$ (222)
Transfer of common stock (in units)	331,663	(340,942)	231,583	(222,304)
Repurchase of common stock			$ (11)	$ (22)	(706,611)				(706,644)
Repurchase of common stock (in units)			(10,672)	(21,815)
Stock-based compensation expense					3,641,940				3,641,940
Cumulative translation adjustment						(2,064)			(2,064)
Net loss						(89,795,494)	(172,101)		(89,967,595)			(5,107,051)
Balance as of ending at Dec. 31, 2024	$ 11,271	$ 3,005	$ 2,950	$ 9,761	95,472,458	(99,870,749)	8,222,953		$ 3,851,649
Balance as of ending (in units) at Dec. 31, 2024	11,270,828	3,005,416	2,950,235	9,761,308					26,987,787	4,237,987	1,550,000
Stock options exercised				$ 29	80,487				$ 80,516
Stock options exercised (in units)				29,188
Issuance of common stock, net of fees			$ 452		14,796,252				14,796,704
Issuance of Class B common stock to Sponsor (in shares)			451,666
Repurchase of common stock				$ (2)	(65,027)				(65,029)
Repurchase of common stock (in units)			(13)	(2,024)
Stock-based compensation expense					2,632,836				2,632,836
Digital assets market value adjustment						15,962,018			15,962,018
Contributions from noncontrolling interests							228,594		228,594
Redemptions of equity							(6,000,000)		(6,000,000)
Net loss						(37,416,910)	(26,208)		(37,443,118)			$ (101,682)
Balance as of ending at Mar. 31, 2025	$ 11,271	$ 3,005	$ 3,402	$ 9,788	$ 112,917,006	$ (121,325,641)	$ 2,425,339		$ (5,955,830)
Balance as of ending (in units) at Mar. 31, 2025	11,270,828	3,005,416	3,401,888	9,788,472					27,466,604	4,237,987	1,550,000